Moderate Allocation Portfolio
Moderate Allocation Portfolio
Investment Objective
The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.
Annual Portfolio Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Moderate Allocation Portfolio Moderate Allocation Portfolio
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.16%

Example
The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Moderate Allocation Portfolio | Moderate Allocation Portfolio | USD ($)	16	52	90	205

Portfolio Turnover
The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests in a mix of Vanguard mutual funds and other portfolios of Vanguard Variable Insurance Fund (collectively, the underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to fixed-income securities. The targeted percentage of the Portfolio’s assets allocated to the underlying asset classes is:

•	Large-cap U.S. stocks	34%
•	U.S. fixed-income securities	32%
•	Foreign stocks	18%
•	Foreign fixed-income securities	8%
•	Small- and mid-cap U.S. stocks	8%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect fixed-income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure).

The Portfolio uses its investment in large-cap U.S. stocks and small- and mid-cap U.S. stocks to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two asset classes may deviate slightly from the target allocation, the combination of the two asset classes will equal approximately 42% of the Portfolio’s assets in the aggregate.

The Portfolio’s boad of trustees may change the targeted allocation to the underlying asset classes without shareholder approval.
Principal Risks
The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because fixed-income securities such as bonds usually are less volatile than stocks and because the Portfolio invests a significant portion of its assets in fixed-income securities, the Portfolio’s overall level of risk should be moderate.

• With approximately 60% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries and regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With a target allocation of approximately 40% of its assets to fixed-income securities, the Portfolio is proportionately subject to bond risks, including the following: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed-income securities fund may not perfectly offset the fund’s foreign currency exposure.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.
Annual Total Returns — Moderate Allocation Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.52% (quarter ended March 31, 2012), and the lowest return for a quarter was –4.64% (quarter ended September 30, 2015).
Average Annual Total Returns for Periods Ended December 31, 2015
Average Annual Total Returns - Moderate Allocation Portfolio		1 Year	Since Inception	Inception Date
Moderate Allocation Portfolio		(0.16%)	8.46%	Oct. 19, 2011
Dow Jones U.S. Total Stock Market Float Adjusted Index	[1]	0.44%	15.56%	Oct. 19, 2011
Moderate Allocation Composite Index	[1]	0.03%	8.66%	Oct. 19, 2011
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average	[1]	(1.43%)	7.38%	Oct. 19, 2011
[1]	Comparative Benchmarks (reflect no deduction for fees or expenses)